Cryptocurrencies - Summary of Additional Information about the Cost Basis and Fair Value of Cryptocurrencies (Detail) (Detail) $ in Thousands	Dec. 31, 2025 USD ($) Unit	Dec. 31, 2024 USD ($)
Bitcoin [Member]
Indefinite-Lived Intangible Assets [Line Items]
Cryptocurrency, Fair Value	$ 8,800
Cryptocurrencies [Member] | Bitcoin [Member]
Indefinite-Lived Intangible Assets [Line Items]
Cryptocurrency, Units | Unit	100.35
Cryptocurrency, Cost Basis	$ 9,096
Cryptocurrency, Fair Value	8,781
Cryptocurrency	$ 561
Cryptocurrencies [Member] | Ethereum [Member]
Indefinite-Lived Intangible Assets [Line Items]
Cryptocurrency, Units | Unit	24.51
Cryptocurrency, Cost Basis	$ 2,390
Cryptocurrency, Fair Value	$ 2,146
Cryptocurrency		$ 949